Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [line items]
Schedule of Information Relating to each of the Group's Subsidiaries
The following table summarizes the information relating to the Group’s subsidiary in 2019, 2018 and 2017 that has material NCI:

	As at and for the year ended December 31,
	2019	2018	2017
	OPC Energy Ltd.	OPC Energy Ltd.	OPC Energy Ltd.
	$ Thousands
NCI percentage *	35.31%	32.23%	34.82%
Current assets	204,128	184,211	204,461
Non-current assets	807,133	720,469	736,123
Current liabilities	(100,313)	(77,792)	(99,441)
Non-current liabilities	(663,328)	(624,570)	(667,996)
Net assets	247,620	202,318	173,147
Carrying amount of NCI	87,435	65,215	60,290

Revenue	373,142	363,262	365,395
Profit after tax	34,366	26,266	15,934
Other comprehensive income/(loss)	15,569	(14,280)	8,514
Profit attributable to NCI	16,433	11,396	8,323
OCI attributable to NCI	4,353	(4,554)	3,686
Cash flows from operating activities	109,254	85,581	110,290
Cash flows from investing activities	(41,123)	(102,080)	(154,194)
Cash flows from financing activites excluding dividends paid to NCI	(40,539)	(34,474)	165,107
Dividends paid to NCI	(13,501)	-	(4,159)
Effect of changes in the exchange rate on cash and cash equivalents	9,202	(7,570)	7,126
Net increase/(decrease) in cash and cash equivalents	23,293	(58,543)	124,170

* The NCI percentage represents the effective NCI of the Group.